Expense Example, No Redemption - P/E Global Enhanced International Fund - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 476
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,273
Expense Example, No Redemption, 10 Years	$ 2,417